STOCK-BASED COMPENSATION PLAN	12 Months Ended
Dec. 31, 2015
STOCK-BASED COMPENSATION PLANS
STOCK-BASED COMPENSATION PLAN

22. STOCK-BASED COMPENSATION PLAN

        Under the Stock Incentive Plan, a plan approved by stockholders, we may grant non-qualified stock options, incentive stock options, stock appreciation rights, restricted stock, phantom stock, performance awards and other stock-based awards to our employees, directors and consultants and to employees and consultants of our subsidiaries, provided that incentive stock options may be granted solely to employees. The terms of the grants are fixed at the grant date. As of December 31, 2015 we were authorized to grant up to 37.2 million shares under the Stock Incentive Plan. As of December 31, 2015, we had 7 million shares remaining under the Stock Incentive Plan available for grant. Option awards have a maximum contractual term of 10 years and generally must have an exercise price at least equal to the market price of our common stock on the date the option award is granted. Stock-based awards generally vest over a three-year period; certain performance awards vest over a two-year period and awards to our directors vest on the grant date.

        The compensation cost from continuing operations under the Stock Incentive Plan for our Company was as follows (dollars in millions):

	Year ended December 31,
	2015	2014	2013
Compensation cost	$29	$27	$28

        The total income tax benefit recognized in the statement of operations for stock-based compensation arrangements was $6 million, $6 million and $7 million for the years ended December 31, 2015, 2014 and 2013, respectively.

STOCK OPTIONS

        The fair value of each stock option award is estimated on the date of grant using the Black-Scholes valuation model that uses the assumptions noted in the following table. Expected volatilities are based on the historical volatility of our common stock through the grant date. The expected term of options granted was estimated based on the contractual term of the instruments and employees' expected exercise and post-vesting employment termination behavior. The risk-free rate for periods within the contractual life of the option was based on the U.S. Treasury yield curve in effect at the time of grant. The assumptions noted below represent the weighted averages of the assumptions utilized for all stock options granted during the year.

	Year ended December 31,
	2015	2014	2013
Dividend yield	2.3%	2.4%	2.8%
Expected volatility	57.6%	60.3%	62.5%
Risk-free interest rate	1.4%	1.7%	1.0%
Expected life of stock options granted during the period	5.9 years	5.7 years	5.6 years

        A summary of stock option activity under the Stock Incentive Plan as of December 31, 2015 and changes during the year then ended is presented below:

Option Awards	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
	(in thousands)		(years)	(in millions)
Outstanding at January 1, 2015	8,781	$14.84
Granted	1,011	22.21
Exercised	(49)	16.43
Forfeited	(199)	19.70

Outstanding at December 31, 2015	9,544	15.51	4.8	$17

Exercisable at December 31, 2015	7,449	13.95	3.7	17

        The weighted-average grant-date fair value of stock options granted during 2015, 2014 and 2013 was $9.81, $9.63 and $7.93 per option, respectively. As of December 31, 2015, there was $11 million of total unrecognized compensation cost related to nonvested stock option arrangements granted under the Stock Incentive Plan. That cost is expected to be recognized over a weighted-average period of approximately 1.8 years.

        During the years ended December 31, 2015, 2014 and 2013, the total intrinsic value of stock options exercised was approximately nil, $14 million and $14 million, respectively.

NONVESTED SHARES

        Nonvested shares granted under the Stock Incentive Plan consist of restricted stock, which is accounted for as an equity award, and phantom stock, which is accounted for as a liability award because it can be settled in either stock or cash.

        During the first quarter of 2015, we began issuing performance awards to certain employees. The fair value of each performance award is estimated using a Monte Carlo simulation model that uses various assumptions, including an expected volatility rate and a risk-free interest rate. For the year ended December 31, 2015 the weighted-average expected volatility rate was 30.0% and the weighted average risk-free interest rate was 0.7%. For the performance awards granted during the year ended December 31, 2015, the number of shares earned varies based upon the Company achieving certain performance criteria over two-year and three-year performance periods. The performance criteria are total stockholder return of our common stock relative to the total stockholder return of a specified industry peer-group for the two-year and three-year performance periods.

        A summary of the status of our nonvested shares as of December 31, 2015 and changes during the year then ended is presented below:

	Equity Awards			Liability Awards
	Shares		Weighted Average Grant-Date Fair Value	Shares	Weighted Average Grant-Date Fair Value
	(in thousands)			(in thousands)
Nonvested at January 1, 2015	1,821		$17.37	492	$18.50
Granted	855		23.25	261	22.60
Vested	(779	)(1)	17.30	(259)	17.09
Forfeited	(43)		21.37	(19)	21.22

Nonvested at December 31, 2015	1,854		19.97	475	21.37

(1)

As of December 31, 2015, a total of 393,952 restricted stock units were vested but not yet issued, of which 29,645 vested during 2015. These shares have not been reflected as vested shares in this table because, in accordance with the restricted stock unit agreements, shares of common stock are not issued for vested restricted stock units until termination of employment. This table does reflect 29,921 vested restricted stock units for which shares of common stock were issued in 2015.

        As of December 31, 2015, there was $20 million of total unrecognized compensation cost related to nonvested share compensation arrangements granted under the Stock Incentive Plan. That cost is expected to be recognized over a weighted-average period of approximately 1.8 years. The value of share awards that vested during the years ended December 31, 2015, 2014 and 2013 was $20 million, $19 million and $18 million, respectively.